CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Operating revenue:
Net interest income	¥ 1,049,379	$ 147,802	¥ 1,174,204	¥ 1,216,170
Net revenues	12,547,445	1,767,271	11,134,203	9,470,128
Operating expenses:
Origination, servicing expenses and other cost of revenue	(2,111,515)	(297,401)	(2,038,587)	(1,834,453)
Origination, servicing expenses and other cost of revenue-related party	0	0	(37)	(7,503)
Sales and marketing expenses	(1,887,442)	(265,841)	(1,685,022)	(1,584,233)
General and administrative expenses	(390,022)	(54,933)	(401,731)	(518,245)
Research and development expenses	(510,986)	(71,971)	(491,484)	(434,850)
Credit losses for quality assurance commitment	(4,422,802)	(622,939)	(3,195,220)	(1,963,609)
Provision for loans receivable	(586,843)	(82,655)	(415,902)	(374,243)
Provision for accounts receivable and contract assets	(253,948)	(35,768)	(390,882)	(139,226)
Total operating expenses	(10,163,558)	(1,431,508)	(8,618,865)	(6,856,362)
Other income
Other income, net	394,698	55,592	220,693	122,368
Profit before income tax expenses	2,778,585	391,355	2,736,031	2,736,134
Income tax expenses	(395,100)	(55,649)	(454,775)	(240,818)
Net profit	2,383,485	335,706	2,281,256	2,495,316
Net loss (profit) attributable to non-controlling interest shareholders	(42,650)	(6,007)	(14,874)	13,631
Net profit attributable to FinVolution Group's ordinary shareholders	2,340,835	329,699	2,266,382	2,508,947
Net profit	2,383,485	335,706	2,281,256	2,495,316
Foreign currency translation adjustment, net of nil tax	27,769	3,911	69,006	(11,627)
Total comprehensive income	2,411,254	339,617	2,350,262	2,483,689
Total comprehensive loss (income) attributable to non-controlling interest shareholders	(42,650)	(6,007)	(14,874)	13,631
Total comprehensive income attributable to FinVolution Group's ordinary shareholders	¥ 2,368,604	$ 333,610	¥ 2,335,388	¥ 2,497,320
Weighted average number of ordinary shares used in computing net profit per share
Basic	1,374,713,018	1,374,713,018	1,412,648,862	1,420,870,790
Diluted	1,402,947,561	1,402,947,561	1,454,291,316	1,482,501,832
Net profit per share - Basic | (per share)	¥ 1.7	$ 0.24	¥ 1.6	¥ 1.77
Net profit per share - Diluted | (per share)	¥ 1.67	$ 0.24	¥ 1.56	¥ 1.69
Loan facilitation service fees [Member]
Operating revenue:
Operating revenues	¥ 4,520,504	$ 636,700	¥ 4,430,778	¥ 3,794,182
Post-facilitation service fees [Member]
Operating revenue:
Operating revenues	1,969,705	277,427	1,929,913	1,309,565
Guarantee income [Member]
Operating revenue:
Operating revenues	4,478,995	630,853	3,064,440	2,593,512
Other Revenue [Member]
Operating revenue:
Operating revenues	¥ 528,862	$ 74,489	¥ 534,868	¥ 556,699
American Depositary Shares [Member]
Weighted average number of ordinary shares used in computing net profit per share
Net profit per share - Basic | (per share)	¥ 8.51	$ 1.2	¥ 8.02	¥ 8.83
Net profit per share - Diluted | (per share)	¥ 8.34	$ 1.18	¥ 7.79	¥ 8.46